General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
General and Administrative Expense [Abstract]
Summary of General And Administrative Expenses

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Salaries and employment benefits	87,321	59,484	54,608
Professional service expenses	31,868	18,858	19,676
Rental and utilities expenses	33,486	25,056	11,455
Depreciation and amortizations	2,195	11,448	7,668
Office expenses	8,532	6,177	5,077
Bad debt expense	1,445	2,415	3,517
Bank charges	7,955	3,048	3,419
Directors and officers liability insurance premium	7,798	7,891	3,125
VAT Surcharge	6,954	3,529	2,869
Share-based compensation expenses	(665)	9,151	1,997
Traveling expenses	1,675	786	1,508
Other	9,055	6,872	4,485

Total	197,619	154,715	119,404

Summary of the Movement of Group's Allowance for Doubtful Accounts
The following table sets forth the movement of the Group’s allowance for doubtful accounts, including the cumulative effect of the changes on the Group’s consolidated balance sheet as of January 1, 2023 due to the adoption of ASC 326.

	Cash and cash equivalents	Contract assets	Accounts receivable	Insurance premium receivables	Other receivables	Total
	RMB	RMB	RMB	RMB	RMB	RMB
As of January 1, 2022	—	—	3,169	—	—	3,169
Additional allowance, net of recoveries	—	—	1,415	—	1,000	2,415

As of December 31, 2022	—	—	4,584	—	1,000	5,584
Adjustments due to the adoption of ASC 326	551	478	(2,928)	—	(803)	(2,702)

As of January 1, 2023	551	478	1,656	—	197	2,882
Additional allowance, net of recoveries	(31)	93	17	988	500	1,567

As of December 31, 2023	520	571	1,673	988	697	4,449